Borrowings (Pre Swap Borrowing Table) (Details2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 38,820	$ 39,737
Less: net unamortized discount	838	853
Less: net unamortized debt issuance costs	74	83
Add: fair value adjustment	790	792
Long-Term Debt, including current portion	38,699	39,593
Less: current maturities	5,271	4,601
Total long-term debt (excluding current portion)	33,428	34,991	[1]
U.S. dollar notes and debentures
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	30,319	31,404
2.80% Notes and Debentures, maturing in 2016-2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 9,351	9,254
Debt instrument, stated interest rate percentage (as a percent)	2.80%
3.34% Notes and Debentures, maturing in 2018-2019
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 7,591	6,835
Debt instrument, stated interest rate percentage (as a percent)	3.34%
1.46% Notes and Debentures, maturing in 2020-2021
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 3,717	6,555
Debt instrument, stated interest rate percentage (as a percent)	1.46%
2.35% Notes and debentures, maturing in 2022
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 1,900	1,000
Debt instrument, stated interest rate percentage (as a percent)	2.35%
3.38% Notes and debentures, maturing in 2023
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 1,500	1,500
Debt instrument, stated interest rate percentage (as a percent)	3.38%
3.63% Notes and debentures, maturing in 2024
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 2,000	2,000
Debt instrument, stated interest rate percentage (as a percent)	3.63%
7.00% Notes and Debentures, maturing in 2025
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 600	600
Debt instrument, stated interest rate percentage (as a percent)	7.00%
6.22% Notes and Debentures, maturing in 2027
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 469	469
Debt instrument, stated interest rate percentage (as a percent)	6.22%
6.50% Notes and Debentures, maturing in 2028
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 313	313
Debt instrument, stated interest rate percentage (as a percent)	6.50%
5.88% Notes and Debentures, maturing in 2032
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 600	600
Debt instrument, stated interest rate percentage (as a percent)	5.88%
8.00% Notes and Debentures, maturing in 2038
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 83	83
Debt instrument, stated interest rate percentage (as a percent)	8.00%
5.60% Notes and Debentures, maturing in 2039
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 745	745
Debt instrument, stated interest rate percentage (as a percent)	5.60%
4.00% Notes and Debentures, maturing in 2042
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 1,107	1,107
Debt instrument, stated interest rate percentage (as a percent)	4.00%
7.00% Notes and Debentures, maturing in 2045
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 27	27
Debt instrument, stated interest rate percentage (as a percent)	7.00%
7.13% Notes and Debentures, maturing in 2096
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 316	316
Debt instrument, stated interest rate percentage (as a percent)	7.13%
1.8% Euros maturing in 2016 - 2025
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 4,892	5,463
Debt instrument, stated interest rate percentage (as a percent)	1.80%
2.7% Pound sterling maturing in 2017 - 2022
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 1,555	1,176
Debt instrument, stated interest rate percentage (as a percent)	2.70%
0.4% Japanese yen maturing in 2017-2022
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 1,180	733
Debt instrument, stated interest rate percentage (as a percent)	0.40%
6.3% Swiss francs maturing in 2020
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 9	162
Debt instrument, stated interest rate percentage (as a percent)	6.30%
2.2% Canadian Maturing 2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 360	432
Debt instrument, stated interest rate percentage (as a percent)	2.20%
13.8% Other maturing in 2016-2020
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount, unamortized debt issuance cost, and fair value adjustment	$ 506	$ 367
Debt instrument, stated interest rate percentage (as a percent)	13.80%

[1]	Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.